UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 16, 2010
     Robert W. Medway    New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $1,047,262 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL INC                        COM              00184X105    17460   750001 SH       SOLE                   750001
BUCYRUS INTL INC NEW           COM              118759109     7169    32950 SH  PUT  SOLE                    32950
CATERPILLAR INC DEL            COM              149123101    12387    23825 SH  PUT  SOLE                    23825
CIT GROUP INC                  COM NEW          125581801    13607   492823 SH       SOLE                   492823
CVS CAREMARK CORPORATION       COM              126650100   106293  3300000 SH       SOLE                  3300000
CVS CAREMARK CORPORATION       COM              126650100    16704    42800 SH  CALL SOLE                    42800
DOLLAR FINL CORP               COM              256664103    39935  1689307 SH       SOLE                  1689307
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    32563  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   137345  3250000 SH       SOLE                  3250000
INTEL CORP                     COM              458140100    40800  2000000 SH       SOLE                  2000000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    21950   475000 SH       SOLE                   475000
MICROSOFT CORP                 COM              594918104    88392  2900000 SH       SOLE                  2900000
NOKIA CORP                     SPONSORED ADR    654902204    23130  1800000 SH       SOLE                  1800000
PFIZER INC                     COM              717081103   145520  8000000 SH       SOLE                  8000000
REPUBLIC AWYS HLDGS INC        COM              760276105    14368  1946920 SH       SOLE                  1946920
SAFEWAY INC                    COM NEW          786514208    57525  2701973 SH       SOLE                  2701973
SK TELECOM LTD                 SPONSORED ADR    78440P108     9106   560041 SH       SOLE                   560041
SPDR GOLD TRUST                GOLD SHS         78463V107    18779   175000 SH       SOLE                   175000
SPDR GOLD TRUST                GOLD SHS         78463V107    37131    22850 SH  CALL SOLE                    22850
TENET HEALTHCARE CORP          COM              88033G100    53900 10000000 SH       SOLE                 10000000
TFS FINL CORP                  COM              87240R107    66279  5459551 SH       SOLE                  5459551
TIME WARNER CABLE INC          COM              88732J207    86919  2100000 SH       SOLE                  2100000